Convertible Promissory Note Payable - Additional Information (Detail) $ / shares in Units, ¥ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2015 USD ($) $ / shares
Convertible Promissory Note Payable [Line Items]
Notes issued | ¥	¥ 10,117,188	¥ 10,014,377
Loan interest rate	125.00%
Ping an group [Member]
Convertible Promissory Note Payable [Line Items]
Notes issued			$ 1,953,800,000
Loans received			$ 937.8
Loan interest rate			0.7375%
Conversion Of Debt To Equity conversion price | $ / shares			$ 14.8869